Net Earnings (Loss) Per Share	8 Months Ended
Jan. 07, 2024
Earnings Per Share [Abstract]
Net Earnings (Loss) Per Share
Note 11 – Net Earnings (Loss) Per Share
Basic net earnings (loss) per share is calculated using the two-class method required for companies with participating securities. The two-class method is an earnings allocation formula under which the Company treats participating securities as having rights to earnings that otherwise would have been available to common shareholders. The Company considers the Redeemable Convertible Preferred Stock to be participating securities as the holders are entitled to receive dividends on an as-if converted basis equal to common stock.
Basic net earnings (loss) per share is computed by dividing net income (loss) attributable to common stockholders by the weighted average number of common stock outstanding, including issued but unexercised pre-funded warrants outstanding, during the respective periods. As the contingently issuable warrants are contingent upon additional funding under the Oaktree Tranche 2 loan being received, they have not been included in the calculation of basic net earnings (loss) per share. Diluted net earnings (loss) per share is calculated using the more dilutive of either the treasury stock, and if-converted method, as applicable, or the two-class method assuming the participating security is not converted.
The Company did not declare any common stock dividends in the periods presented. The following tables provide the calculation of basic and diluted net earnings (loss) per share of common stock for the twelve and thirty-six weeks ended January 7, 2024 and January 1, 2023:

	Twelve Weeks Ended		Thirty-Six Weeks Ended
	January 7, 2024	January 1, 2023	January 7, 2024	January 1, 2023
Numerator:
Net income (loss)	12,248	(392)	1,919	1,253
Cumulative unpaid dividends on Series I redeemable convertible preferred stock	(350)	—	(878)	—
Change in redemption amount of redeemable convertible preferred stock	—	—	(1,423)	—
Net income (loss) attributable to common stockholders	11,898	(392)	(382)	1,253
Earnings allocated to participating securities	(6,419)	—	—	—
Net income (loss) available to common stockholders, basic	5,479	(392)	(382)	1,253
Earnings allocated to participating securities	6,419	—	—	—
Impact of assumed conversions	361	—	—	33
Net income (loss) available to common stockholders, diluted	12,259	(392)	(382)	1,286

Denominator:
Weighted average common shares outstanding, basic	15,784,141	11,408,369	13,324,330	11,404,578
Dilutive awards outstanding	21,276,865	—	—	20,288,299
Weighted average common shares outstanding, diluted	37,061,006	11,408,369	13,324,330	31,692,877

Earnings (loss) per share:
Basic	$0.35	$(0.03)	$(0.03)	$0.11
Diluted	$0.33	(0.03)	(0.03)	$0.04
There were no potential common shares excluded from the computation of diluted earnings per share for the twelve and thirty-six ended January 7, 2024.
Net Loss Per Share
The Company did not declare any common stock dividends in the periods presented. The following tables provide the calculation of basic and diluted net loss per share of common stock for the fiscal years ended April 30, 2023, April 24, 2022, and April 25, 2021:

	April 30, 2023(1)	April 24, 2022(1)	April 25, 2021(1)
Net loss on which basic and diluted earnings per share is $ calculated	$(7,525)	$(9,917)	$(29,998)
Number of weighted shares on which basic and diluted earnings per share is calculated	11,480	11,292	11,237
Basic loss per share	(0.66)	(0.88)	(2.67)
Diluted loss per share	(0.66)	(0.88)	(2.67)
__________________
(1)The amounts have been retroactively adjusted by the Exchange Ratio to give effect to the Reverse Recapitalization (see Note 2).
Basic loss per common share attributable to the Company’s shareholders is calculated by dividing the net loss by the weighted average number of common shares issued and outstanding, including issued but unexercised pre-funded warrants outstanding during the respective periods.
Diluted loss per share is calculated by taking net loss, divided by the weighted average common shares outstanding adjusted for the effect of potentially dilutive stock or equivalents, including preferred stock, convertible debt, warrants and stock options, to the extent not considered anti-dilutive. As the Company is in a net loss position, basic loss per share equals that of diluted loss per share as inclusion of the potential common shares would be anti-dilutive.
The following table conveys the number of shares that may be dilutive potential common shares in the future. The holders of these shares do not have a contractual obligation to share in the Company’s losses. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted loss per share above (in thousands):

	Fiscal Year 2023(1)	Fiscal Year 2022(1)	Fiscal Year 2021(1)
Stock options	4,223	3,963	4,192
Preferred stock (as converted to common shares)	18,863	18,644	17,720
Convertible debt (as converted to common shares)	924	924	—
Warrants	194	242	345
Total common stock equivalents	24,204	23,773	22,257
__________________
(1)The amounts have been retroactively adjusted by the Exchange Ratio to give effect to the Reverse Recapitalization (see Note 2).